Leases	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Leases
13.	Leases
Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the fiscal year ended December 31, 2024, 2023
and
2022:

		Right-of-use assets
In thousands of soles	Note	Lands	Buildings and facilities	Medical equipment and other	Vehicles	Furniture and fixture	Total
Balance at January 1, 2022		18,149	50,728	49,304	747	78	119,006
Additions of right-of-use assets (a)		—	1,495	34,672	450	—	36,617
Acquired through business combinations	1.C.iii	—	9,162	12,517	—	—	21,679
Transfers to property, furniture and equipment		—	—	(2,575)	—	—	(2,575)
Annual depreciation (c)		(91)	(9,870)	(11,534)	(228)	(3)	(21,726)
Write-off (b)		—	(1,199)	—	—	—	(1,199)
Exchange difference		—	(1,887)	(5,526)	(72)	—	(7,485)

Balance at December 31, 2022		18,058	48,429	76,858	897	75	144,317

Balance at January 1, 2023		18,058	48,429	76,858	897	75	144,317
Additions of right-of-use assets (a)		—	7,022	10,870	—	—	17,892
Transfers to property, furniture and equipment		—	—	(2,956)	—	—	(2,956)
Annual depreciation (c)		(91)	(11,246)	(14,982)	(255)	(3)	(26,577)
Write-off (b)		—	(459)	(458)	—	—	(917)
Exchange difference		—	1,686	5,856	85	—	7,627

Balance at December 31, 2023		17,967	45,432	75,188	727	72	139,386

Balance at January 1, 2024		17,967	45,432	75,188	727	72	139,386
Additions of right-of-use assets (a)		—	22,134	4,692	—	—	26,826
Transfers to property, furniture and equipment		—	—	(2,571)	—	—	(2,571)
Annual depreciation (c)		(91)	(12,633)	(14,679)	(230)	(3)	(27,636)
Write-off (b)		—	—	(79)	—	—	(79)
Exchange difference		—	(1,257)	(3,565)	(42)	—	(4,864)

Balance at December 31, 2024		17,876	53,676	58,986	455	69	131,062

(a)
In 2024, the additions of the Group mainly correspond to new lease agreements for use of commercial offices and equipment for medical use. The Group recognized S/ 26,826 thousand (S/ 17,892 thousand in 2023 and S/ 36,617 thousand in 2022) of right-of-use
asset and lease liability.

(b)
In 2023, it corresponds mainly to the physical inventory of fixed assets of the Group with a cost of S/ 447 thousand and accumulated depreciation of S/ 355 thousand. In 2022, it corresponds mainly to lease agreements terminated by the Group.

(c)	The depreciation recognized in the consolidated statement of profit or loss and other comprehensive income includes:

In thousands of soles	Note	2024	2023	2022
Cost of sales and services	21	21,714	21,519	18,955
Selling expenses	21	22	13	12
Administrative expenses	21	5,900	5,045	2,759

		27,636	26,577	21,726

i.	Lease liabilities
Set out below are the carrying amounts of lease liabilities and the corresponding movements during the fiscal years ended December 31, 2024, 2023 and 2022:

In thousands of soles	Note	2024	2023	2022
Balance at January 1		158,045	162,922	140,583
Additions		26,837	18,233	36,617
Acquired through business combination	1.C.iii	—	—	21,551
Interest expense		12,855	13,465	11,824
Leases prepayment penalty		—	—	9
Payments		(45,593)	(42,530)	(34,758)
Penalty paid for leases prepayment		—	—	(9)
Lease contracts cancelled		—	(174)	(1,231)
Exchange difference		(4,256)	6,129	(11,664)

Balance at December 31		147,888	158,045	162,922

Current		32,459	31,867	28,084
Non-current		115,429	126,178	134,838